Interest-bearing loans and borrowings1 (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-bearing loans and borrowings

	As at 31 March 2021	As at 31 March 2020
Working capital term loan (secured)	5,525	5,630
Loan from bank (secured)	—	1,229
Acceptances (secured)	2,169	603
Buyer’s / supplier’s credit (secured)	2,949	4,496
Loan from related party (unsecured) (refer note 44)	—	190

Total #	10,643	12,148